SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION

Xtrackers USD High Yield Corporate Bond ETF (HYLB)
Xtrackers High Beta High Yield Bond ETF (HYUP)
Xtrackers Low Beta High Yield Bond ETF (HYDW)
Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)
Xtrackers S&P 500 ESG ETF (SNPE)
For each fund, the following information supplements the existing similar disclosure relating to the fund under the “PART I: APPENDIX I-E — SERVICE PROVIDER COMPENSATION” section of the fund’s Statement of Additional Information:
Xtrackers USD High Yield Corporate Bond ETF
The Advisor has contractually agreed through December 21, 2023 to waive a portion of its management fees to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.15% of the fund’s average daily net assets. This agreement may only be terminated by the fund’s Board (and may not be terminated by the Advisor) prior to that time.
Xtrackers High Beta High Yield Bond ETF
The Advisor has contractually agreed through December 21, 2023 to waive a portion of its management fees to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.20% of the fund’s average daily net assets. This agreement may only be terminated by the fund’s Board (and may not be terminated by the Advisor) prior to that time.
Xtrackers Low Beta High Yield Bond ETF
The Advisor has contractually agreed through December 21, 2023 to waive a portion of its management fees to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.20% of the fund’s average daily net assets. This agreement may only be terminated by the fund’s Board (and may not be terminated by the Advisor) prior to that time.
Xtrackers FTSE Developed ex US Multifactor ETF
The Advisor has contractually agreed through December 21, 2023 to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.24% of the fund’s average daily net assets. This agreement may only be terminated by the fund’s Board (and may not be terminated by the Advisor) prior to that time.
Xtrackers S&P 500 ESG ETF
The Advisor has contractually agreed through December 21, 2023 to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.10% of the fund’s average daily net assets. This agreement may only be terminated by the fund’s Board (and may not be terminated by the Advisor) prior to that time.
Please Retain This Supplement for Future Reference
December 15, 2022
SAISTKR22-33